Document and Entity Information Document	Jun. 01, 2020
Entity Central Index Key	0000821130
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	UNITED STATES CELLULAR CORPORATION
Entity File Number	001-09712
Entity Tax Identification Number	62-1147325
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	(773)
Local Phone Number	399-8900
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.95% Senior Notes
Title of 12(b) Security	6.95% Senior Notes due 2060
Trading Symbol	UZA
Security Exchange Name	NYSE
7.25% 2063 Senior Notes
Title of 12(b) Security	7.25% Senior Notes due 2063
Trading Symbol	UZB
Security Exchange Name	NYSE
7.25% 2064 Senior Notes
Title of 12(b) Security	7.25% Senior Notes due 2064
Trading Symbol	UZC
Security Exchange Name	NYSE